SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Finite-Lived Intangible Asset Amortization Period (Details)	Dec. 31, 2024
Developed technology
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Minimum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years
Minimum | Customer lists
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Minimum | Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	5 years
Maximum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Maximum | Customer lists
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years
Maximum | Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years